[LETTERHEAD OF SILVER, FREEDMAN & TAFF, L.L.P.]

December 19, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	First PacTrust Bancorp, Inc.
Registration Statement on Form S-3

Ladies and Gentlemen:

Enclosed for filing is the Registration Statement on Form S-3 of First PacTrust Bancorp, Inc. (the “Company”) relating to the resale from time to time by selling securityholders, pursuant to Rule 415 under the Securities Act of 1933, as amended (the “Securities Act”), of the following securities of the Company: (i) 19,300 shares of the Company’s Fixed Rate Cumulative Perpetual Preferred Stock, Series A (the “Series A Preferred Stock”); (ii) a warrant dated November 21, 2008 to purchase up to 280,795 shares of the Company’s common stock (the “Warrant”); and (iii) the 280,795 shares of common stock underlying the Warrant. The Series A Preferred Stock and Warrant were issued by the Company to the United States Department of the Treasury (“Treasury”) on November 21, 2008 pursuant to Treasury’s Troubled Asset Relief Program Capital Purchase Program. The securities covered by the Registration Statement also include depositary shares representing fractional interests in the Series A Preferred Stock, which may be resold in lieu of whole shares of Series A Preferred Stock in the event Treasury requests that the Company deposit the Series A Preferred Stock held by Treasury with a depositary under a depositary arrangement entered into in accordance with the terms of the securities purchase agreement between the Company and Treasury.

The Company has sufficient funds in its CIK account (0001169770) to cover the registration fee shown on the cover page of the Registration Statement.

Should the Staff have any questions or comments regarding this filing, please call the undersigned at (202) 295-4527.

Sincerely,

/s/ Martin L. Meyrowitz, P.C.
Martin L. Meyrowitz, P.C.

Enclosure

cc: Regan Lauer